UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York           10/22/04
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                       _____________

Form 13F Information Table Entry Total:
                                                                  34
                                                       _____________

Form 13F Information Table Value Total:
                                                            $255,682
                                                       _____________
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


No.             Form 13F File Number            Name

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
AMERICAN HOME MORTGAGE          COM           02660R107     8,388    323,500   SH        SOLE          323,500

------------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CORP     COM           037347101     6,466    544,300   SH        SOLE          544,300
------------------------------------------------------------------------------------------------------------------------------------
BANCORP BK                      COM           05969F104     2,382    134,500   SH        SOLE          134,500
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM           060505104    17,354    205,078   SH        SOLE          205,078
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE                        COM           06423A103     8,160    160,000   SH        SOLE          160,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG  156432106     9,107    276,800   SH        SOLE          276,800
------------------------------------------------------------------------------------------------------------------------------------
CITYGROUP INC                   COM           172967101    14,464    311,050   SH        SOLE          311,050
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CAPITAL BANCORP INC  COM           20162L105       174     10,000   SH        SOLE          10,000
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                     COM NEW       208464883     5,972    300,100   SH        SOLE          300,100
------------------------------------------------------------------------------------------------------------------------------------
COUNTYWIDE FINANCIAL CORP       COM           222372104    13,704    195,077   SH        SOLE          195,077
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL     COM           316326107     7,580    203,000   SH        SOLE          203,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST FED BANCSHARES INC DEL    COM           32021B103     1,435     53,025   SH        SOLE          53,025
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM           32190E102    10,994    435,406   SH        SOLE          435,406
------------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC       COM           33582V108     3,573    297,740   SH        SOLE          297,740
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC               COM    CL A   37247D106     5,738    250,000   SH        SOLE          250,000
------------------------------------------------------------------------------------------------------------------------------------
GREENPOINT FINL CORP            COM           395384100    11,910    300,000   SH        SOLE          300,000
------------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON BANCSHARES INC       COM           446150104       862     37,500   SH        SOLE           37,500
------------------------------------------------------------------------------------------------------------------------------------
IMPAC MTG HLDGS INC             COM           45254P102     7,038    312,500   SH        SOLE          312,500
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                     COM           493267108     7,342    245,650   SH        SOLE          245,650
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP              COM           635405103    13,241    378,200   SH        SOLE          378,200
------------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP      COM           64352D101     3,746     80,000   SH        SOLE           80,000
------------------------------------------------------------------------------------------------------------------------------------
PENN-AMER GP INC                COM           707247102     4,109    293,500   SH        SOLE          293,500
------------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                      COM           69344M101     5,714    131,300   SH        SOLE          131,300
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC        COM           743868101     5,121    216,525   SH        SOLE          216,525
------------------------------------------------------------------------------------------------------------------------------------
RAIT INVT TR                    COM           749227104     3,081    125,000   SH        SOLE          125,000
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP               COM           758940100    12,449    340,600   SH        SOLE          340,600
------------------------------------------------------------------------------------------------------------------------------------
SAXON CAP INC                   COM           80556P302     4,908    215,000   SH        SOLE          215,000
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY & LIFE         ORD           G7885T104    13,283    571,300   SH        SOLE          571,300
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK NY        COM           82669G104     2,553    107,500   SH        SOLE          107,500
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                   COM           872449103     5,443    269,200   SH        SOLE          269,200
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP-DEL                  COM NEW       902973304    10,770    390,800   SH        SOLE          390,800
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM           902788108     8,084    156,600   SH        SOLE          156,600
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM           908906100    15,211   269,700    SH        SOLE          269,700
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP       COM           970646105     5,326   644,800    SH        SOLE          644,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------